EMPLOYEE BENEFIT PLANS - Estimated payment of future benefits (Details) $ in Millions	Dec. 31, 2022 COP ($)
Pension Benefits | 2023
Disclosure Of Employee Benefit Plans [Line Items]
Estimated payment of future benefits	$ 15,322
Pension Benefits | 2024
Disclosure Of Employee Benefit Plans [Line Items]
Estimated payment of future benefits	15,665
Pension Benefits | 2025
Disclosure Of Employee Benefit Plans [Line Items]
Estimated payment of future benefits	15,944
Pension Benefits | 2026
Disclosure Of Employee Benefit Plans [Line Items]
Estimated payment of future benefits	16,270
Pension Benefits | 2027
Disclosure Of Employee Benefit Plans [Line Items]
Estimated payment of future benefits	16,328
Pension Benefits | 2028 to 2032
Disclosure Of Employee Benefit Plans [Line Items]
Estimated payment of future benefits	80,849
Other Benefits | 2023
Disclosure Of Employee Benefit Plans [Line Items]
Estimated payment of future benefits	81,503
Other Benefits | 2024
Disclosure Of Employee Benefit Plans [Line Items]
Estimated payment of future benefits	80,119
Other Benefits | 2025
Disclosure Of Employee Benefit Plans [Line Items]
Estimated payment of future benefits	80,725
Other Benefits | 2026
Disclosure Of Employee Benefit Plans [Line Items]
Estimated payment of future benefits	93,290
Other Benefits | 2027
Disclosure Of Employee Benefit Plans [Line Items]
Estimated payment of future benefits	82,631
Other Benefits | 2028 to 2032
Disclosure Of Employee Benefit Plans [Line Items]
Estimated payment of future benefits	$ 440,004